Investment Objectives and Goals - Global X Funds	Dec. 12, 2025
Global X Zero Coupon Bond 2030 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2030 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2030 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2030 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2031 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2031 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2031 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2031 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2032 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2032 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2032 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2032 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2033 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2033 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2033 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2033 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2034 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2034 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2034 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2034 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2035 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2035 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2035 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2035 Maturity Index (the "Underlying Index").